Net (Loss)/Earnings per Share - Basic and diluted loss per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income		$ 25,383	¥ 176,724	¥ 55,083	¥ 17,202
Accretions of Preferred Shares to redemption value | ¥			(50,219)	(104,211)	(28,521)
Net loss attributable to ordinary shareholders		$ 18,169	¥ 126,505	¥ (49,128)	¥ (11,319)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average number of ordinary shares outstanding, basic	[1]	59,357,935	59,357,935	24,555,427	26,882,387
Weighted average number of ordinary shares outstanding, diluted	[1]	63,309,091	63,309,091	24,555,427	26,882,387
Ordinary shares
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Net loss per ordinary share, basic | (per share)		$ 0.31	¥ 2.13	¥ (2.00)	¥ (0.42)
Net loss per ordinary share, diluted | (per share)		0.29	2.00	(2.00)	(0.42)
ADS
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Net loss per ordinary share, basic | (per share)		0.24	1.64	(1.54)	(0.32)
Net loss per ordinary share, diluted | (per share)		$ 0.22	¥ 1.54	¥ (1.54)	¥ (0.32)

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.